T. ROWE PRICE GROWTH STOCK ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.0%
COMMUNICATION SERVICES 16.5%
Entertainment 2.3%
Activision Blizzard	2,145	201
Netflix (1)	1,659	626
Spotify Technology (1)	2,348	363
		1,190
Interactive Media & Services 12.8%
Alphabet, Class A (1)	25,069	3,281
Alphabet, Class C (1)	6,056	798
Match Group (1)	4,365	171
Meta Platforms, Class A (1)	6,399	1,921
Pinterest, Class A (1)	11,551	312
		6,483
Media 0.5%
Trade Desk, Class A (1)	2,913	228
		228
Wireless Telecommunication Services 0.9%
T-Mobile US (1)	3,426	480
		480
Total Communication Services		8,381
CONSUMER DISCRETIONARY 14.8%
Automobiles 3.9%
Ferrari NV	1,835	542
Rivian Automotive, Class A (1)(2)	28,684	696
Tesla (1)	2,940	736
		1,974
Broadline Retail 8.2%
Amazon.com (1)	30,510	3,878
Coupang, Class A (1)	15,581	265
		4,143
Hotels Restaurants & Leisure 1.6%
Booking Holdings (1)	64	197
Chipotle Mexican Grill (1)	202	370
Las Vegas Sands	5,005	230
		797
Specialty Retail 0.9%
Floor & Decor Holdings, Class A (1)	1,315	119

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Ross Stores	2,948	333
		452
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica (1)	328	127
		127
Total Consumer Discretionary		7,493
CONSUMER STAPLES 1.5%
Beverages 0.7%
Constellation Brands, Class A	1,436	361
		361
Consumer Staples Distribution & Retail 0.0%
Maplebear (1)	674	20
		20
Household Products 0.5%
Procter & Gamble	1,569	229
		229
Personal Care Products 0.3%
Estee Lauder, Class A	1,157	167
		167
Total Consumer Staples		777
ENERGY 0.8%
Energy Equipment & Services 0.8%
Schlumberger	7,100	414
Total Energy		414
FINANCIALS 8.0%
Capital Markets 0.4%
Charles Schwab	3,353	184
		184
Financial Services 6.7%
Fiserv (1)	6,288	710
Global Payments	153	18
Mastercard, Class A	3,121	1,236
Visa, Class A	6,301	1,449
		3,413
Insurance 0.9%
Chubb	2,265	471
		471
Total Financials		4,068

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 13.5%
Biotechnology 1.6%
Argenx SE, ADR (1)	682	335
Legend Biotech, ADR (1)	1,889	127
Vertex Pharmaceuticals (1)	954	332
		794
Health Care Equipment & Supplies 1.5%
Align Technology (1)	37	11
Intuitive Surgical (1)	2,089	611
Stryker	500	137
		759
Health Care Providers & Services 5.2%
Cigna	1,719	492
HCA Healthcare	49	12
Humana	1,076	523
McKesson	463	201
UnitedHealth Group	2,780	1,402
		2,630
Life Sciences Tools & Services 1.9%
Avantor (1)	7,561	159
Danaher	2,124	527
Thermo Fisher Scientific	610	309
		995
Pharmaceuticals 3.3%
Eli Lilly	2,725	1,464
Zoetis	1,144	199
		1,663
Total Health Care		6,841
INDUSTRIALS & BUSINESS SERVICES 3.0%
Aerospace & Defense 0.5%
Boeing (1)	1,356	260
		260
Air Freight & Logistics 0.0%
FedEx	40	11
		11
Commercial Services & Supplies 0.3%
Cintas	283	136
		136

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Ground Transportation 0.4%
Old Dominion Freight Line	516	211
		211
Industrial Conglomerates 1.1%
Roper Technologies	1,151	557
		557
Professional Services 0.7%
Ceridian HCM Holding (1)	2,148	146
TransUnion	3,117	224
		370
Total Industrials & Business Services		1,545
INFORMATION TECHNOLOGY 40.3%
Electronic Equipment, Instruments & Components 1.2%
Teledyne Technologies (1)	1,428	583
		583
IT Services 1.6%
Accenture, Class A	1,195	367
MongoDB (1)	309	107
Shopify, Class A (1)	4,304	235
Snowflake (1)	814	124
		833
Semiconductors & Semiconductor Equipment 8.8%
Advanced Micro Devices (1)	2,885	297
ASML Holding NV	983	579
Lam Research	466	292
Marvell Technology	3,055	165
NVIDIA	7,187	3,126
		4,459
Software 19.1%
Adobe (1)	850	434
Atlassian, Class A (1)	638	129
Aurora Innovation (1)(2)	17,582	41
Dynatrace (1)	6,076	284
Intuit	1,811	925
Klaviyo, Class A (1)	646	22
Microsoft	20,642	6,518
Monday.com (1)	239	38
Salesforce.com (1)	2,779	564
ServiceNow (1)	1,346	752
		9,707

T. ROWE PRICE GROWTH STOCK ETF

	Shares	$ Value
(Cost and value in $000s)
Technology Hardware, Storage & Peripherals 9.6%
Apple	28,402	4,863
		4,863
Total Information Technology		20,445
MATERIALS 0.6%
Chemicals 0.6%
Linde	849	316
Total Materials		316

Total Miscellaneous Common Stocks 0.0% (3)		4
Total Common Stocks (Cost $43,969)		50,284
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, 5.29% (4)	560,453	560
Total Short-Term Investments (Cost $560)		560
SECURITIES LENDING COLLATERAL 1.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5)	652,664	653
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		653
Total Securities Lending Collateral (Cost $653)		653
Total Investments in Securities 101.4% of Net Assets (Cost $45,182)		$51,497
Other Assets Less Liabilities (1.4%)		(702)
Net Assets 100.0%		$50,795

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2023.
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts

T. ROWE PRICE GROWTH STOCK ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/22	Purchase Cost	Sales Cost	Value 9/30/23
T. Rowe Price Government Reserve Fund	$—	¤	¤	$653
	Total			$653^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $653.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE GROWTH STOCK ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Growth Stock ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE GROWTH STOCK ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF788-054Q3
09/2023